Significant equity transactions and acquisitions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair values of identifiable assets and liabilities as at acquisition dates
Cash and cash equivalents	¥ 23,072	¥ 39,406	¥ 0
Property, plant and equipment, net	292	1,211	0
Intangible assets, net	60,684	63,922	0
Other assets	61,142	41,778	0
Current liabilities	(59,867)	(73,021)	0
Deferred tax liabilities	(15,171)	(15,977)	0
Net assets	70,152	57,319	0
Noncontrolling interests	0	(15,689)	0
Mandatorily redeemable noncontrolling interests	(63,569)	0	0
Goodwill arising on acquisitions	103,136	115,848	0
Total	109,719	157,478	0
Cash consideration	68,480	20,366	0
Fair value of previously held equity interests	41,239	137,112	0
Total consideration	¥ 109,719	¥ 157,478	¥ 0